Stock-Based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Classification of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2018	2017	2018	2017
Selling, general and administrative expense	$440	$106	$1,446	$351
Research and development expense	(3)	5	98	43
Total stock-based compensation expense	$437	$111	$1,544	$394

The following table summarizes the stock-based compensation expense which was recognized in the consolidated statements of operations for the years ended December 31,
(Dollars in thousands)	2017	2016
Selling, general and administrative	$452	$630
Research and development	50	385
Total	$502	$1,015